Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of share-based compensation expenses by function

The following table summarizes the total share-based compensation expenses recognized by the Group:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Research and development	—	—	8,803	1,280
Selling and marketing	—	—	95	14
General and administrative	—	10,721	3,107	452

	—	10,721	12,005	1,746

Schedule of share-based compensation expense by function

Total share-based compensation expenses recorded by the Group are as follows:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	1,490	762	206	30
Research and development	148,211	20,691	14,224	2,069
Selling and marketing	13,830	39	8,967	1,304
General and administrative	142,618	51,824	61,721	8,977

	306,149	73,316	85,118	12,380

2014 Restricted Share Plan
Restricted shares activity

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2018	29,825,089	0.33	1.22	6.31	26,064
Granted	14,009,660	0.08	1.00
Forfeited	(8,327,544)	0.32	1.12
Exercised	(4,854,900)	0.34	1.16

Outstanding at December 31, 2018	30,652,305	0.22	1.15	5.31	11,835

Vested and expected to vest at December 31, 2018	30,652,305

Exercisable as at December 31, 2018	5,183,915

2013 Incentive Scheme
Restricted shares activity

The following table summarizes the Group’s restricted shares with an option feature activity under the 2013 Incentive Scheme during the year ended December 31, 2018:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2018	42,294,901	0.33	1.15	6.01	36,941
Granted	7,234,970	0.34	1.03
Forfeited	(2,922,380)	0.34	1.11
Exercised	(1,815,550)	0.30	1.17

Outstanding at December 31, 2018	44,791,941	0.33	1.13	5.01	12,546

Vested and expected to vest at December 31, 2018	44,791,941

Exercisable as at December 31, 2018	27,790,516

2011 Share Award Scheme
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the year ended December 31, 2018:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2018	3,446,500	1.32
Granted	4,308,330	0.96
Vested	(1,822,000)	1.29
Forfeited	(193,510)	1.23

Unvested at December 31, 2018	5,739,320	1.06

Restricted shares with an option feature | 2014 Restricted Share Plan
Summary of assumptions used in calculating fair value of options

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2018:

Year ended December 31, 2018
Fair value of ordinary share (US$)	0.85~1.29
Risk-free interest rates	3.49%~3.59%
Expected volatility range	55.5%~57.0%
Expected dividend yield	0%
Expected exercise multiple	2.20
Fair value per option granted (US$)	0.66~1.23

Restricted shares with an option feature | 2013 Incentive Scheme
Summary of assumptions used in calculating fair value of options

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2018:

Year ended December 31, 2018
Fair value of ordinary share (US$)	1.06~1.43
Risk-free interest rates	2.97%~3.58%
Expected volatility range	56.3%~57.2%
Expected dividend yield	0%
Expected exercise multiple	2.20
Fair value per option granted (US$)	0.79~1.15